SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
SHARE CAPITAL

10.          SHARE CAPITAL

Prior to June 30, 2011, the Company had two classes of outstanding share capital; Class A Subordinate Voting Shares and Class B Shares. In accordance with the Arrangement (note 1), on June 30, 2011 the Company’s Articles were amended to delete the Class B Shares from the authorized capital of MID and to make non-substantive consequential changes to its Articles including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares. On matters presented for shareholder vote, holders of Common Shares are entitled to one vote per share and prior to June 30, 2011, holders of Class B Shares were entitled to 500 votes per share. On June 30, 2011, 363,414 Class B Shares held by the Stronach Shareholder were purchased for cancellation upon the transfer to the Stronach Shareholder of the Arrangement Transferred Assets & Business. The remaining 183,999 Class B Shares were purchased for cancellation in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share which were renamed Common Shares.

The Company’s authorized share capital consists of an unlimited number of Common Shares and an unlimited number of Preferred Shares issuable in series, all with no par value.

Changes in the Company’s share capital for the years ended December 31, 2011, 2010 and 2009 are shown in the following table:

	Common Shares		Class B Shares		Total
	Number	Stated Value	Number	Stated Value	Number	Stated Value
Shares issued and outstanding, December 31, 2009 and 2010	46,160,564	$1,506,088	547,413	$17,866	46,707,977	$1,523,954
Issued on exercise of stock options	490,000	9,000	—	—	490,000	9,000
Purchase for cancellation:
Stronach Shareholder	—	—	(363,414)	(11,861)	(363,414)	(11,861)
Non-Stronach shareholders	220,792	6,005	(183,999)	(6,005)	36,793	—
Shares issued and outstanding, December 31, 2011	46,871,356	$1,521,093	—	$—	46,871,356	$1,521,093

On November 25, 2011, the Toronto Stock Exchange (“TSX”) accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”) to purchase up to 3,998,589 Common Shares, representing approximately 10% of the public float and 8.5% of the issued and outstanding Common Shares. Pursuant to the NCIB, MID may purchase Common Shares through the facilities of the TSX, the New York Stock Exchange and any alternative trading system in Canada. The NCIB will terminate on the earlier of the date on which the maximum purchases allowed have been completed or November 28, 2012. Purchases of Common Shares are made at the market price at the time of purchase and all Common Shares purchased will be cancelled. As at December 31, 2011, no Common Shares had been acquired under the NCIB.